Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of outstanding options

	For the six months ended June 30,
	2026		2025
	Number of options	Weighted average exercise prices	Number of options	Weighted average exercise prices
Outstanding at beginning of the period	1,917,529	89.18	1,287,065	116.33
Granted during the period	-	-	-	-
Exercised during the period	-	-	-	-
Forfeited during the period	(99,142)	71.73	(7,173)	113.06
Expired	(22,841)	77.55	(303,237)	101.31
Outstanding at the end of the period	1,795,546	84.63	976,655	121.01
Exercisable at the end of the period	1,390,379	88.36	903,147	116.80

Schedule of outstanding warrants

Details of outstanding warrants during the period are presented below:

	For the six months ended June 30,
	2026		2025
	Number of warrants	Weighted average exercise prices	Number of warrants	Weighted average exercise prices
Outstanding at beginning of the period	1,561,400	72.84	-	-
Granted during the period	-	-	-	-
Exercised during the period	(22,313)	73.05	-	-
Forfeited during the period	(144,799)	73.05	-	-
Expired	-	-	-	-
Outstanding at the end of the period	1,394,288	72.83	-	-
Exercisable at the end of the period	1,098,598	72.85	-	-

Schedule of fair market value of the warrants

Details of outstanding warrants during the six months ended June 30, 2026, and 2025 are presented below:

	For the six months ended June 30,
	2026	2025
	Number of warrants	Number of warrants
Outstanding at beginning of the period	14,790,570	-
Granted during the period	-	15,298,552
Exercised during the period	(12,071,282)	-
Forfeited during the period	(127,356)	-
Expired during the period	-	-
Outstanding at the end of the period	2,591,932	15,298,552

Schedule of consolidated financial statements of loss

The shared-based payments are presented in following line items in the interim condensed consolidated financial statements of loss:

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Cost of sales	(1,286)	(4)
Selling expenses	(2,390)	(9)
General and administrative expenses	(245,348)	(192)
Research and development expenses	(308)	52
Total	(249,332)	(152)